Noncontrolling interests	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Noncontrolling interests
12. Noncontrolling Interests
In March 2013, the Company formed, with other third-party investors, Lorenz Re Ltd. (Lorenz Re), a Bermuda domiciled special purpose insurer. Lorenz Re is a segregated accounts company under the laws of Bermuda and distinct segregated accounts are formed and capitalized within Lorenz Re in order to enter into reinsurance agreements with the Company on a fully collateralized basis. Lorenz Re was deconsolidated in 2016, as the Company’s investment in Lorenz Re no longer met the U.S. GAAP consolidation criteria.
In 2017, Lorenz Re issued non-voting redeemable preferred share capital on behalf of a new segregated account to provide additional capacity to the Company for a diversified catastrophe portfolio on a fully collateralized reinsurance basis. The Company determined that it was the primary beneficiary of this segregated account and, accordingly, the segregated account was consolidated by the Company. No noncontrolling interest exists in this new segregated account as at December 31, 2017.
The reconciliation of the beginning and ending balance of the noncontrolling interests in Lorenz Re for the years ended December 31, 2016 and 2015 was as follows (in thousands of U.S. dollars):

	2016	2015
Balance at January 1	$2,450	$55,501
Net income attributable to noncontrolling interests	—	2,769
Distribution to noncontrolling interests	(2,450)	(55,820)
Balance at December 31	$—	$2,450